Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the consolidated statements of income is shown in the table below (in thousands):

	2012	2011	2010
Stock-based compensation expense, net of related tax benefits	$7,396	$7,262	$5,874
Stock-based compensation related tax benefits	4,533	4,451	3,600

Schedule of Stock Options Activity

The following tables summarize Company stock option plan activity and related information (thousands of options):

	2012		2011		2010
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	177	$27.28	369	$28.04	651	$27.49
Exercised during the year	(52)	25.25	(192)	28.75	(273)	26.67
Forfeited or expired during the year	—	—	—	—	(9)	29.51

Outstanding and exercisable at year end	125	$28.13	177	$27.28	369	$28.04

Schedule of Aggregate Intrinsic Value of Outstanding and Exercisable Options

The aggregate intrinsic value of outstanding and exercisable options, and options that were exercised, are presented in the table below (in thousands):

	2012	2011	2010
Outstanding and exercisable	$1,788	$2,697	$3,186
Exercised	928	1,949	1,689

Summary of Market Prices of Common Stock

	December 31, 2012	December 31, 2011	December 31, 2010
Market value of Southwest Gas stock	$42.41	$42.49	$36.67

Schedule of Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding at December 31, 2012 (thousands of options):

	Options Outstanding and Exercisable
Range of Exercise Price	Number outstanding	Weighted-average remaining contractual life	Weighted-average exercise price
$20.49 to $23.40	30	1.2 Years	$22.54
$25.00 to $26.10	34	2.5 Years	$25.74
$29.08 to $33.07	61	3.5 Years	$32.21

Schedule of Nonvested Performance and Restricted Stock Unit Plans

The following table summarizes the activity of the performance share stock and restricted stock/unit plans as of December 31, 2012 (thousands of shares):

	Performance Shares	Weighted- average grant date fair value	Restricted Stock/Units	Weighted- average grant date fair value
Nonvested/unissued at beginning of year	361	$30.66	176	$32.65
Granted	105	41.34	94	41.34
Dividends	10		5
Forfeited or expired	—	—	—	—
Vested and issued*	(128)	25.68	(68)	31.61

Nonvested/unissued at December 31, 2012	348	$36.03	207	$37.18

*Includes shares for retiree payouts and those converted for taxes.